Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of detailed information about property, plant and equipment
Estimated remaining useful lives of the components of depreciable assets, categorized by asset class, are as follows:

Hydro generation	1-52 years
Wind generation	1-29 years
Gas generation	1-17 years
Coal generation	1-29 years
Mining property and equipment	1-9 years
Capital spares and other	2-52 years
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Land	Coal generation	Gas generation	Renewable generation	Mining property and equipment	Assets under construction	Capital spares and other(1)	Total
Cost
As at Dec. 31, 2018	94	5,937	1,964	3,286	1,338	200	383	13,202
Adjustments on implementation of IFRS 16	—	—	—	(7)	(101)	—	—	(108)
Additions	—	—	—		—	407	115	522
Acquisitions (Note 4(R) and 4(T))(2)	—	300	—	—	—	139	—	439
Disposals(3)	(2)	(389)	(260)	—	(34)	—	(19)	(704)
(Impairment) reversals (Note 7)	—	448	—	(2)	(15)	—	—	431
Revisions and additions to decommissioning and restoration costs (Note 23)	—	(62)	11	2	26	—	—	(23)
Retirement of assets	—	(158)	(26)	(7)	(10)	—	—	(201)
Change in foreign exchange rates	(1)	(63)	(40)	(17)	(3)	(4)	(6)	(134)
Transfers(4)	—	103	22	319	25	(514)	16	(29)
As at Dec. 31, 2019	91	6,116	1,671	3,574	1,226	228	489	13,395
Additions	—	—	—	—	—	478	8	486
Acquisitions (Note 4(K))	—	—	1	—	—	—	—	1
Disposals	(2)	(1)	—	—	—	—	(2)	(5)
Impairment (Note 7)	(9)	(69)	—	(2)	—	—	(1)	(81)
Revisions and additions to decommissioning and restoration costs (Note 23)	—	21	(11)	8	76	—	—	94
Retirement of assets	—	(35)	(12)	(7)	(3)	—	(1)	(58)
Change in foreign exchange rates	(1)	(37)	45	(14)	(2)	—	6	(3)
Transfers(4)	17	142	(263)	33	(29)	(211)	(120)	(431)
As at Dec. 31, 2020	96	6,137	1,431	3,592	1,268	495	379	13,398

Accumulated depreciation
As at Dec. 31, 2018	—	3,765	1,128	1,161	830	—	154	7,038
Adjustments on implementation of IFRS 16	—	—	—	(3)	(43)	—	—	(46)
Depreciation	—	304	77	136	97	—	16	630
Retirement of assets	—	(158)	(23)	(3)	(6)	—	—	(190)
Disposals(3)	—	(170)	(255)	—	(14)	—	—	(439)
Impairment reversal (Note 7)	—	297	—	—	—	—	—	297
Change in foreign exchange rates	—	(52)	(16)	(4)	(2)	—	(2)	(76)
Transfers	—	10	(11)	(3)	(22)	—	—	(26)
As at Dec. 31, 2019	—	3,996	900	1,284	840	—	168	7,188
Depreciation	—	352	76	142	133	—	14	717
Retirement of assets	—	(31)	(10)	(6)	(4)	—	—	(51)
Disposals	—	(1)	—	—	—	—	(1)	(2)
Change in foreign exchange rates	—	(35)	18	(4)	(2)	—	2	(21)
Transfers	—	—	(212)	—	(29)	—	(14)	(255)
As at Dec. 31, 2020	—	4,281	772	1,416	938	—	169	7,576

Carrying amount
As at Dec. 31, 2018	94	2,172	836	2,125	508	200	229	6,164
As at Dec. 31, 2019	91	2,120	771	2,290	386	228	321	6,207
As at Dec. 31, 2020	96	1,856	659	2,176	330	495	210	5,822
(1) Includes major spare parts and stand-by equipment available, but not in service, and spare parts used for routine, preventive or planned maintenance, and the Australian gas pipeline.
(2) 2019 includes $308 million related to the acquisition of the Keephills 3 facility with $300 million included in coal generation and the remainder in assets under construction.
(3) In 2019, we sold the Genesee 3 facility and sold the major components of the Mississauga facility. In addition, Centralia sold boiler parts included in capital spares and other for a net loss of $17 million. The Highvale mine also sold trucks included in mining property and equipment for a net loss of $18 million. Both were recognized in other gains on the statement of earnings (loss).
(4) 2020 transfers out of PP&E mainly relate to removing the Southern Cross assets from PP&E to a finance lease receivable and moving the Pioneer Pipeline and mine equipment to assets held for sale. 2020 transfers between the classifications of PP&E relate to the Centralia land purchase, the Sundance Unit 6 conversion to gas, the WindCharger project and planned major maintenance. 2019 transfers mainly relate to transferring the Pioneer Pipeline and US Wind Projects from assets under construction to coal generation and renewable generation, respectively.
Disclosure of detailed information about intangible assets	Estimated remaining useful lives of intangible assets are as follows:

Software	2-7 years
Power sale contracts	1-20 years